Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL RISK MANAGEMENT [Abstract]
Schedule of maximum exposure to credit risk
The Company’s maximum exposure to credit risk is as follows:

	Year ended December 31
(in millions of U.S. dollars)	2024	2023
CREDIT RISK EXPOSURE
Cash and cash equivalents	105.2	185.5
Trade and other receivables	26.2	16.3
Total financial instrument exposure to credit risk	131.4	201.8

Schedule of aging of trade and other receivables
The aging of trade and other receivables is as follows:

						As at December 31
(in millions of U.S. dollars)	0-30 days	31-60 days	61-90 days	91-120 days	Over 120 days	2024 Total	2023 Total
AGING TRADE AND OTHER RECEIVABLES
Rainy River	10.2	—	—	—	—	10.2	4.0
New Afton	16.6	—	—	—	—	16.6	10.8
Cerro San Pedro	(0.8)	—	—	—	—	(0.8)	0.5
Corporate	0.2	—	—	—	—	0.2	1.0
Total trade and other receivables(1)	26.2	—	—	—	—	26.2	16.3
1.For the year ended December 31, 2024 total trade and other receivables includes expected credit losses of $nil (2023 - $0.4 million).

Schedule of contractual maturities of debt commitments
The following table shows the contractual maturities of debt commitments. The amounts presented represent the future undiscounted principal and interest cash flows, and therefore, do not equate to the carrying amounts on the consolidated statements of financial position.

					As at December 31
(in millions of U.S. dollars)	< 1 year	1-3 years	4-5 years	After 5 years	2024 Total	2023 Total
DEBT COMMITMENTS
Trade and other payables	139.4	—	—	—	139.4	182.0
Long-term debt	—	400.0	—	—	400.0	400.0
Interest payable on long-term debt	30.0	60.0	—	—	90.0	120.0
New Afton free cash flow interest obligation	—	—	—	—	—	659.0
Rainy River gold stream obligation	44.0	89.0	54.6	69.9	257.5	217.0
Total debt commitments	213.4	549.0	54.6	69.9	886.9	1,578.0

Schedule of currencies of financial instruments and other foreign currency denominated liabilities
The currencies of the Company’s financial instruments and other foreign currency denominated liabilities, based on notional amounts, were as follows:

As at As at December 31
(in millions of U.S. dollars)	2024	2023
CAD EXPOSURE TO CURRENCY RISK
Cash and cash equivalents	12.3	15.5
Trade and other receivables	4.5	6.3
Investments	5.1	7.1
Income tax receivable (payable)	(0.5)	0.4
Deferred tax asset	8.7	4.9
Trade and other payables	(99.8)	(126.2)
Deferred tax liability	(55.6)	(74.8)
Reclamation and closure cost obligations	(117.8)	(123.4)
Share units	(19.8)	(9.9)
Total exposure to currency risk	(262.9)	(300.1)

Schedule of changes in foreign exchange rates	A 10% strengthening (weakening) of the U.S. dollar against the following currencies would have increased (decreased) the Company’s net earnings from the financial instruments presented by the amounts shown below.

As at Year ended December 31
(in millions of U.S. dollars)	2024	2023
IMPACT OF 10% CHANGE IN FOREIGN EXCHANGE RATES
Canadian dollar	26.3	30.5

Schedule of change in commodity prices	A 10% change in commodity prices and fuel and electricity prices would impact the Company’s net earnings as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
(in millions of U.S. dollars)	Net Earnings	Net Loss
IMPACT OF 10% CHANGE IN COMMODITY PRICES
Gold price	71.6	62.0
Copper price	21.0	17.0
Fuel and electricity price	5.4	5.9